Nature of the Business and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
Schedule of Estimated Useful Lives

The cost of property and equipment is depreciated or amortized using the straight-line method over the following estimated useful lives:

Computer equipment and software	3 years
Furniture	3 years
Machinery	3-5 years

Environmental Turf Services, LLC [Member]
Schedule of Estimated Useful Lives

Depreciation is provided using the straight-line method over the estimated useful lives of the assets.

Useful Life
Equipment	5-7 Years
Vehicles	5 Years
Furniture and office equipment	5-7 Years
Computer and software	3 Years

Depreciation is provided using the straight-line method over the estimated useful lives of the assets.

Useful Life
Equipment	5-7 Years
Vehicles	5 Years
Furniture and office equipment	5-7 Years
Computer and software	3 Years